Schedule of Revenue Recognition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 3,257,357	$ 1,751,255	$ 6,647,748	$ 3,647,590	$ 7,288,029	$ 2,635,757
Total	3,257,357	1,751,255	6,647,748	3,647,590
Software Service [Member]
Disaggregation of Revenue [Line Items]
Total					2,493,685	2,635,737
Total	785,462	911,043	1,905,768	1,883,628
Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total					951,196
Total	1,128,370		2,165,693
Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total					3,843,148
Total	1,343,525	840,212	2,576,287	1,763,962
Affiliate Marketing Services US [Member]
Disaggregation of Revenue [Line Items]
Total	305,571	108,509	585,347	170,032	415,450	211,528
Total	305,571	108,509	585,347	170,031
Affiliate Marketing Services US [Member] | Software Service [Member]
Disaggregation of Revenue [Line Items]
Total					353,200	211,528
Total	86,933	108,509	142,224	170,031
Affiliate Marketing Services US [Member] | Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Affiliate Marketing Services US [Member] | Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total					62,250
Total	218,638		443,123
Affiliate Marketing Services International [Member]
Disaggregation of Revenue [Line Items]
Total	1,124,887	840,212	2,133,164	1,763,961	3,427,698
Total	1,124,887	840,212	2,133,164	1,763,962
Affiliate Marketing Services International [Member] | Software Service [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Affiliate Marketing Services International [Member] | Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Affiliate Marketing Services International [Member] | Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total					3,427,698
Total	1,124,887	840,212	2,133,164	1,763,962
Sports Gaming Client Services [Member]
Disaggregation of Revenue [Line Items]
Total	698,529	802,534	1,763,544	1,713,597	2,493,685	2,424,229
Total	698,529	802,534	1,763,544	1,713,597
Sports Gaming Client Services [Member] | Software Service [Member]
Disaggregation of Revenue [Line Items]
Total					2,493,685	2,424,229
Total	698,529	802,534	1,763,544	1,713,597
Sports Gaming Client Services [Member] | Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Sports Gaming Client Services [Member] | Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Sports Hub Gaming Network [Member]
Disaggregation of Revenue [Line Items]
Total	1,128,370		2,165,693		951,196
Total	1,128,370		2,165,693
Sports Hub Gaming Network [Member] | Software Service [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Sports Hub Gaming Network [Member] | Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total					951,196
Total	1,128,370		2,165,693
Sports Hub Gaming Network [Member] | Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total
Total